Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000206473 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000206473 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000206473 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000206473 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000206473 [Member] | Hermes International SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000206473 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000206473 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000206473 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000206473 [Member] | Procter And Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000206473 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000206473 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000206473 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000206473 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000206473 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000206473 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206473 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206473 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000206473 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206473 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206473 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206473 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206473 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000186831 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000186831 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000186831 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000186831 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000186831 [Member] | Hermes International SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000186831 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000186831 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000186831 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000186831 [Member] | Procter And Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000186831 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000186831 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
C000186831 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000186831 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000186831 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000186831 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186831 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186831 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000186831 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000186831 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000186831 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000186831 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000186831 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000206474 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000206474 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000206474 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000206474 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000206474 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000206474 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5]
C000206474 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000206474 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000206474 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000206474 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000206474 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000206474 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000206474 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206474 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000206474 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206474 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000206474 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206474 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206474 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206474 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000206474 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206474 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000186832 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[7]
C000186832 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000186832 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000186832 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000186832 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[7]
C000186832 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000186832 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000186832 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000186832 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000186832 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000186832 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000186832 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000186832 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186832 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000186832 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186832 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000186832 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186832 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000186832 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000186832 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000186832 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000186832 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%

[1]	Excludes short-term securities, short investments and options, if any.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Excludes short-term securities, short investments and options, if any.
[4]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[5]	Excludes short-term securities, short investments and options, if any.
[6]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[7]	Excludes short-term securities, short investments and options, if any.
[8]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.